INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,997,603
Ending Balance	2,928,984	$ 2,997,603
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	471,530	615,183
Equity method - (Loss) / Gain	(88,621)	(117,589)
Purchase / capitalizations	92,188	80,390
Sells or refund of contributions	(403)	(296)
(Impairment loss) / Recovery	(314,321)	(106,158)
Ending Balance	160,373	471,530
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	410,324	564,998
Equity method - (Loss) / Gain	(79,681)	(110,600)
Purchase / capitalizations	76,751	62,500
(Impairment loss) / Recovery	(312,288)	(106,574)
Ending Balance	95,106	410,324
Recoverable amount	85,993	425,494
Impairment loss recognized in the Statement of Income	$ 312,288	$ 106,574
Total for all joint ventures | Compania de Financiamiento Tuya S.A | Minimum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	12.90%	13.10%
Total for all joint ventures | Compania de Financiamiento Tuya S.A | Maximum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	16.10%	20.30%
Total for all joint ventures | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 61,206	$ 50,185
Equity method - (Loss) / Gain	(8,940)	(6,989)
Purchase / capitalizations	15,437	17,890
Sells or refund of contributions	(403)	(296)
(Impairment loss) / Recovery	(2,033)	416
Ending Balance	65,267	61,206
Total for all joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	2,684
Ending Balance	0	2,684
Recoverable amount	0
Impairment loss recognized in the Statement of Income	2,033
Total for all joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	10,588
Ending Balance	$ 10,597	10,588
Recoverable amount		$ 2,742
Discount rate		36.03%
Reversal of impairment losses		$ 416